Commitments	12 Months Ended
Dec. 31, 2020
Disclosure Of Commitments [Abstract]
Commitments	Commitments
As at December 31, 2020, the Company had the following commitments (in addition to those disclosed elsewhere in these financial statements):

•For payments of $3 million for the solar plant, $3 million for major overhauls and $3 million for other capital projects at the Fekola Mine, all of which is expected to be incurred in 2021.
•For payments of $55 million for the Wolfshag underground project at the Otjikoto Mine, of which $22 million is expected to be incurred in 2021 and $33 million is expected to be incurred in 2022.
•For payments of $1 million for major overhauls of mobile equipment at the Masbate Mine, all of which is expected to be incurred in 2021.
•For payments of $3 million for the Gramalote project, all of which is expected to be incurred in 2021.
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